Term Loans	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Term Loan
7. Term Loans
Term loans consist of the following (in thousands):

	December 31,
	2024	2023
Principal of term loans	$200,000	$133,476
Unamortized debt discount	(2,625)	(3,363)

Term loans, noncurrent	$197,375	$130,113

SLR Credit Facilities
On November 3, 2022 (the SLR Closing Date), the Company entered into two senior secured credit facilities, which collectively provide for borrowings of up to $300.0 million as follows: (i) up to a $250.0 million term loan facility pursuant to a loan and security agreement (the SLR Loan Agreement) among SLR Investment Corp., as collateral agent (SLR Agent), the lenders from time to time party thereto (the Term Loan Lenders) and the Company (the SLR Term Loan Facility), and (ii) up to a $50.0 million asset-based revolving credit facility pursuant to a credit agreement (the SLR Revolving Credit Agreement, together with the SLR Loan Agreement, the SLR Credit Facility Agreements) among Gemino Healthcare Finance, LLC d/b/a SLR Healthcare ABL, as lender (ABL Lender), and the Company (the SLR Revolver, together with the SLR Term Loan Facility, the SLR Credit Facilities).
The maximum amount the Company is permitted to borrow under the SLR Credit Facilities is subject to certain overall borrowing limitations that are tied to achieving certain specified revenue milestones and limit the maximum principal amount outstanding under the SLR Credit Facilities. As of December 31, 2024, the Company borrowed an aggregate principal amount of $200.0 million under the SLR Term Loan Facility, the full amount available under the borrowing limitations.
SLR Term Loan Facility
Under the SLR Loan Agreement, as subsequently amended on December 11, 2023, the Term Loan Lenders agreed to extend term loans to the Company in an aggregate principal amount of up to $250.0 million, comprised of (i) a term loan of $100.0 million (the Term A Loan), (ii) term loans in an aggregate principal amount of up to $100.0 million that was provided for in two increments, one of $33.5 million (the Term
B-1
Loan) and one of $66.5 million (the Term
B-2
Loan) and (iii) one or more term loans in an aggregate principal amount of up to $50.0 million (Term C Loans). Each Term A Loan, Term B Loan and Term C Loan is referred to single as a Term Loan and are referred to collectively as the Term Loans. The Term C Loans are subject to compliance with the borrowing limitations, Term Loan Lenders’ credit approval and the achievement of a specified net revenue milestone on or before June 30, 2025 and if available, would remain available for funding until one business day prior to November 1, 2027.
Any principal amount outstanding under the Term Loans will accrue interest at a rate per annum equal to one-month
term Secured Overnight Financing Rate (SOFR) (subject to a 2.75% floor), plus 5.15% (9.67% as of December 31, 2024), payable monthly in arrears. The Company is permitted to make interest-only payments on the Term Loans through November 30, 2026. Any principal amounts outstanding under the Term Loans, if not repaid sooner, are due and payable on November 1, 2027 (the SLR Maturity Date). The Company is obligated to pay SLR Agent (i) a non-refundable
facility fee in the amount of $750,000 in respect of the Term A Loan, (ii) a non-refundable
facility fees in the aggregate amount of $750,000 in respect of the Term
B-1
and
B-2
Loans and (iii) a
non-refundable
facility fee in the amount of $375,000 in respect of the Term C Loan, to be due and payable upon the earliest to occur of (a) the funding of the first Term C Loan, (b) one day prior to the SLR Maturity Date and (c) the prepayment of the Term Loans. In addition, the Company is obligated to pay a final fee equal to 4.75% of the aggregate amount of the Term Loans funded, such final fee to be due and payable upon the earliest to occur of (i) the SLR Maturity Date, (ii) the acceleration of the Term Loans and (iii) the prepayment of the Term Loans. The Company may voluntarily prepay the outstanding Term Loans, subject to a prepayment premium of (i) 3.0% of the principal amount of the Term Loan, if prepaid prior to or on the first anniversary of the SLR Closing Date, (ii) 2.0% of the principal amount of the Term Loan, if prepaid after the first anniversary of the SLR Closing Date through and including the second anniversary of the SLR Closing Date, or (iii) 1.0% of the principal amount of the Term Loan if prepaid after the second anniversary of the SLR Closing Date and prior to the SLR Maturity Date.
SLR Revolver
The SLR Revolving Credit Agreement provides for an asset-based revolving credit facility with aggregate revolving commitments of $25.0 million (the Initial Revolver Commitment). The Company may request to increase the aggregate revolving commitments by $25.0 million (the Additional Tranche) to an aggregate amount of $50.0 million, subject to ABL Lender’s approval. Amounts available to be drawn under the SLR Revolver are equal to the lesser of (i) outstanding revolving commitments under the SLR Revolving Credit Agreement and (ii) a borrowing base (the Borrowing Base) equal to the sum of (a) 85% of eligible accounts receivable, plus (b) 25% of eligible inventory (not to exceed the lesser of 50% of the Borrowing Base and $5.0 million), minus (c) customary reserves, minus (d) unposted cash. As a result of the overall borrowing limitations set forth in the SLR Credit Facilities, amounts under the SLR Revolver are not currently available. As of December 31, 2024, the Company has not requested or received ABL Lender’s approval of the Additional Tranche.
Any principal amount outstanding under the SLR Revolver will accrue interest at a rate per annum equal to one-month
term SOFR (subject to a 2.75% floor), plus 3.20%, payable monthly in arrears. Interest on any borrowing is payable monthly. The Company is obligated to pay Lender (i) a non-refundable
facility fee in the amount of $187,500 in respect of the Initial Revolver Commitment, (ii) a non-refundable
facility fee in the amount of $187,500 in respect of the Additional Tranche, to be due and payable upon activation of the Additional Tranche, (iii) a commitment fee of 0.50% per annum of the average daily unused portion of the then commitment amount, payable monthly and (iv) a collateral monitoring fee of 0.10% per month of the average daily Borrowing Base during the prior month, payable monthly. The Company may terminate the SLR Revolver at any time, subject to a termination fee of (i) 2.0% of the aggregate revolving commitments then in effect, if terminated prior to or on the first anniversary of the Closing Date, (ii) 1.0% of the aggregate revolving commitments then in effect, if terminated after the first anniversary of the SLR Closing Date through and including the second anniversary of the SLR Closing Date, or (iii) 0.5% of the aggregate revolving commitments then in effect, if terminated after the second anniversary of the SLR Closing Date through and including the third anniversary of the SLR Closing Date. Such termination fee is waived if the SLR Revolver is terminated after the third anniversary of the SLR Closing Date and prior to the SLR Maturity Date.
Subject to customary exceptions and restrictions, the Company may borrow, repay and reborrow varying amounts under the SLR Revolver at any time. If at any time the outstanding amount under the SLR Revolver exceeds the lesser of (i) the aggregate revolving commitments then in effect and (ii) the Borrowing Base then in effect, the Company will be required to prepay outstanding amounts under the SLR Revolver.
The SLR Revolver would have expired on November 1, 2027.
Other Terms of the SLR Credit Facilities
As security for its obligations under the SLR Credit Facilities, the Company granted SLR Agent, for the benefit of the Term Loan Lenders, and ABL Lender a security interest in substantially all of the assets of the Company, including the Company’s intellectual property, subject to certain exceptions.
The SLR Credit Facility Agreements contain customary representations and warranties and customary affirmative and negative covenants, including, among others, requirements as to financial reporting and insurance and restrictions on the Company’s ability to dispose of its business or property, to change its line of business, to liquidate or dissolve, to enter into any change in control transaction, to merge or consolidate with any other entity or to acquire all or substantially all the capital stock or property of another entity, to incur additional indebtedness, to incur liens on its property or to pay any dividends or other distributions on capital stock. The agreements also include a financial covenant that, beginning with the fiscal quarter ended December 31, 2023, the Company must either (i) maintain certain levels of cash and cash equivalents in accounts subject to control agreements in favor of SLR Agent and ABL Lender of at least 50% of the sum of (a) the outstanding obligations under the Term Loans (as defined below) and (b) the amount of the Company’s accounts payable that have not been paid within 120 days from the invoice date thereof or (ii) generate net product and product related revenue in excess of specified amounts and maintain gross profit margins in excess of specified percentages, in each case, for applicable measuring periods.
In addition, the SLR Credit Facility Agreements contain customary events of default that entitle SLR Agent, under the SLR Loan Agreement, and ABL Lender, under the SLR Revolving Credit Agreement, to cause the Company’s indebtedness under the SLR Loan Agreement or SLR Revolving Credit Agreement, as applicable, to become immediately due and payable, and to exercise remedies against the Company and the collateral securing the obligations owed under the applicable SLR Credit Facility Agreement. Under the SLR Credit Facility Agreements, an event of default will occur if, among other things, the Company fails to make payments under either SLR Credit Facility Agreement, the Company breaches covenants under either SLR Credit Facility Agreement, subject to specified cure periods with respect to certain breaches, the SLR Agent or ABL Lender, as applicable, determine that a material adverse change has occurred under the SLR Loan Agreement or SLR Revolving Credit Agreement, as applicable, or the Company or its assets become subject to certain legal proceedings, such as bankruptcy proceedings. Upon the occurrence and for the duration of an event of default, an additional default interest rate equal to 4.0% per annum will apply to all obligations owed under the SLR Credit Facility Agreements.
The debt issuance costs and the facility fees related to the Term A and B Loans were recorded as a direct deduction from the term loans balance on the balance sheets and are being recognized as non-cash
interest expense over the term of the loans using the effective interest method, along with the final payment fee. The facility fees related to the Initial Revolver Commitment were recorded as deferred financing costs and are being recognized as non-cash
interest expense over their respective commitment period using straight-line method.
The annual principal annual payments, excluding interest payments and the final fee, due on the term loans as of December 31, 2024 were as follows (in thousands):

Years Ending December 31:
2025	$—
2026	16,667
2027	183,333

Total principal payments	200,000
Less: unamortized debt discount	(2,625)

Total term loans, net of debt discount	$197,375

As of December 31, 2024, $200.0 million was outstanding under the SLR Term Loan Facility and no amounts were outstanding under the SLR Revolver. On January 3, 2025, we terminated the SLR Credit Facility Agreements and repaid in full all amounts due under its two existing senior secured credit facilities with (i) SLR Investment Corp. and (ii) ABL lender including the final payment of $7.5 million and termination fee of $0.1 million, using the proceeds from the Perceptive Credit Agreement, together with cash on hand. See Note 13 for more details.